Document and Entity Information	Nov. 01, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 01, 2019
Entity File Number	0-20293
Entity Registrant Name	ATLANTIC UNION BANKSHARES CORPORATION
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1598552
Entity Address, Address Line One	1051 East Cary Street
Entity Address, Adress Line Two	Suite 1200
Entity Address, State or Province	VA
Entity Address, City or Town	Richmond
Entity Address, Postal Zip Code	23219
City Area Code	(804)
Local Phone Number	633-5031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.33 per share
Trading Symbol	AUB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000883948
Amendment Flag	false